UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       221 West 6th. Street
               Suite 1700
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   November 15, 2004

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $707,990


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE         COM              015271109    32220   490200 SH       SOLE                   490200        0        0
ARCHSTONE SMITH TR COM         COM              039583109    26260   830081 SH       SOLE                   830081        0        0
AVALONBAY CMNTYS INC COM       COM              053484101    19430   322600 SH       SOLE                   322600        0        0
BOSTON PPTYS INC COM           COM              101121101    28780   519500 SH       SOLE                   519500        0        0
BROOKFIELD PPTYS CORP COM      COM              112900105    25630   794400 SH       SOLE                   794400        0        0
CENTERPOINT PPTYS TR COM       COM              151895109    29840   684800 SH       SOLE                   684800        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3740   120000 SH       SOLE                   120000        0        0
CLUBCORP INC                   COM              189994106     8420   905748 SH       SOLE                   905748        0        0
DUKE REALTY CORPORATION        COM              264411505    16610   500300 SH       SOLE                   500300        0        0
EQUITY ONE INC COM             COM              294752100     5920   301500 SH       SOLE                   301500        0        0
EQUITY RESIDENTIAL SH          COM              29476L107    43070  1389300 SH       SOLE                  1389300        0        0
ESSEX PPTY TR                  COM              297178105    13650   190000 SH       SOLE                   190000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    60700  1958200 SH       SOLE                  1958200        0        0
HILTON HOTELS CORP COM         COM              432848109    12610   669200 SH       SOLE                   669200        0        0
HOME PROPERITIES INC           COM              437306103     8980   227000 SH       SOLE                   227000        0        0
HOST MARRIOTT CORP NEW COM     COM              44107P104    12000   855000 SH       SOLE                   855000        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     7520  1197998 SH       SOLE                  1197998        0        0
KIMCO RLTY CORP COM            COM              49446R109    54130  1055250 SH       SOLE                  1055250        0        0
KITE RLTY GROUP TR             COM              49803T102     4600   349900 SH       SOLE                   349900        0        0
LEXICON GENETICS INC COM       COM              528872104     1650   250000 SH       SOLE                   250000        0        0
MACERICH CO COM                COM              554382101    23100   433400 SH       SOLE                   433400        0        0
MAGUIRE PPTYS INC              COM              559775101    17140   704900 SH       SOLE                   704900        0        0
MARRIOTT INTL INC NEW CL A     COM              571903202    12060   232100 SH       SOLE                   232100        0        0
MOLDFLOW CORP COM              COM              608507109     1650   137406 SH       SOLE                   137406        0        0
OAKBAY D SENIOR PFD STK        PFD              999761828     3670  1837351 SH       SOLE                  1837351        0        0
PROLOGIS INT                   COM              743410102    28220   800872 SH       SOLE                   800872        0        0
PUBLIC STORAGE INC COM         COM              74460D109    26370   532100 SH       SOLE                   532100        0        0
SIMON PPTY GROUP INC NEW COM   COM              828806109    33480   624300 SH       SOLE                   624300        0        0
SL GREEN REALTY CORP           COM              78440X101    28260   545400 SH       SOLE                   545400        0        0
SONGBIRD HEARING INC 12%       PFD              999D12687      960   960259 SH       SOLE                   960259        0        0
SONGBIRD HEARING INC SER C     PFD              999763220     6920 53233469 SH       SOLE                 53233469        0        0
SONGBIRD HEARING INC SERIES A3 PFD              999733256      210  1602778 SH       SOLE                  1602778        0        0
SONGBIRD HEARING INC SERIES B  PFD              999733272      750  5788308 SH       SOLE                  5788308        0        0
STARWOOD HOTELS & RESORTS      COM              85590A203    34130   735300 SH       SOLE                   735300        0        0
TEXAS INSTRS INC COM           COM              882508104      680    32000 SH       SOLE                    32000        0        0
URSTADT BIDDLE PPTYS INC CL A  COM              917286205     4150   272400 SH       SOLE                   272400        0        0
VORNADO RLTY TR COM            COM              929042109    56610   903189 SH       SOLE                   903189        0        0
WEINGARTEN RLTY INVS SH BEN    COM              948741103    13870   420150 SH       SOLE                   420150        0        0